Financial instruments - Summary of remaining contractual maturities of financial instrument liabilities (Detail) - AUD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables	$ 1,407	$ 1,249
Accrued payables	576	614
Contingent consideration	10,294	10,294
Total non-derivatives	$ 12,277	$ 12,157
Trade payables [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Weighted average interest rate	0.00%	0.00%
Accrued payables [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Weighted average interest rate	0.00%	0.00%
Contingent consideration [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Weighted average interest rate	0.00%	0.00%
1 year or less [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables	$ 1,407	$ 1,249
Accrued payables	576	614
Contingent consideration	4,250	4,250
Total non-derivatives	6,233	6,113
Between 2 and 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contingent consideration	4,650	4,650
Total non-derivatives	4,650	4,650
Over 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contingent consideration	1,394	1,394
Total non-derivatives	$ 1,394	$ 1,394